                                                                   [LOGO]
                                                 EquiTrust Series Fund, Inc.

                                             SEMI-ANNUAL REPORT
                                             JANUARY 31, 2001

                                             INVESTMENT MANAGER AND
                                             PRINCIPAL UNDERWRITER

                                             EQUITRUST INVESTMENT
                                             MANAGEMENT SERVICES, INC.

                                             5400 UNIVERSITY AVENUE
                                             WEST DES MOINES, IA 50266

                                               1-877-860-2904
                                                     225-5586 (DES MOINES)

                                               This report is not to be
                                               distributed unless preceded or
                                               accompanied
                                               by a prospectus.

                                          737-027(01)

PRESIDENT'S LETTER

Dear Shareholder:

    For the six-month period ended January 31, 2001, weakness in technology and telecommunications stocks led to declines in both the NASDAQ Composite Index (NASDAQ) and the Standard & Poor's 500 Stock Composite Index (S&P 500). The Dow Jones Industrial Average (DJIA) was able to finish with a positive return. On a total return basis, the NASDAQ and S&P 500 ended the six-month period down 26.3% and 4.0%, respectively, while the DJIA finished up 4.3%. The most astonishing statistic during the past year was the NASDAQ's 54.6% drop that occurred between March 10, 2000 and January 2, 2001, the second worst decline in the index's history. The S&P 500 Index technology weighting declined to 24.25% at the end of January 2001 after reaching 33% in June 2000.

    In terms of valuation, the S&P 500 and NASDAQ continued to record significant premiums to historical price-to-earnings (P/E) ratios. For the time period ending January 31, 2001, the S&P 500 and NASDAQ recorded average P/E ratios of 27.48 and 126.56, respectively. The ratios are an improvement over last year, but they are still substantially above the S&P 500's 30-year average of 15.3 and the NASDAQ's 15-year average of 51.4.

    Apart from high-yield bonds, fixed income investments turned in strong performance, easily outperforming equity holdings during the period. The Lehman Brothers U.S. Corporate Investment Grade Index had a 6-month return of 7.97%, the U.S. Treasury Index returned 7.50% and the U.S. High Yield Index had a return of 1.66%. In general, the fixed-income market continued to favor higher credit quality sectors and issues.

    In a change from the first half of 2000, Chairman Alan Greenspan and the Federal Reserve moved in the direction of monetary stimulus as they became increasingly concerned that the economy was slowing rapidly. The Fed brought in the New Year with a surprise between-meetings interest rate cut that dropped the federal funds target rate from 6.50% to 6%. The NASDAQ rallied a record 14.17% on the news, while the S&P 500 jumped 5.01%. The stock market gains faded rather quickly, and the Fed cut rates further, by another half percent, at its meeting at the end of January. However, by this time investors expected the second rate cut and realized that it could still take several quarters before corporate earnings and consumer confidence would show material improvement. The markets were almost unresponsive to the rate cut and actually finished down for the day.

    At the end of the period, expectations were that the economy as a whole would avoid recession. However, by this time many were separately associating the "r-word" with the manufacturing sector as news of poor earnings, missed expectations and layoffs poured from the large concerns in the automotive and machinery industries. Very few portions of the economy escaped unscathed, and many private economists speculated it would still be the third quarter of 2001 before growth could pick up again and corporate earnings would show significant improvement.

    VALUE GROWTH: Our restructuring of the Value Growth Portfolio following the March 1, 2000 management change has been substantially completed. As of January 31, 2001, we have reduced the most heavily-weighted individual positions to create broad issuer diversification and eliminated the Portfolio's exposure to convertible bonds and preferred stocks.

    We expressed a desire to reduce our tracking error relative to the major market indices and to ensure that the Portfolio is representative of the overall U.S. economy. We feel that we accomplished this goal by increasing our sector diversification, but due to the unique circumstances we observed through 2000 and into the New Year, our performance did deviate substantially from the benchmark S&P 500 Index. Fortunately, this deviation was positive as the Value Growth Portfolio gained 17.36% versus the S&P 500's 3.98% loss.

    The Portfolio's sector weightings served to buffer it from some of the carnage in the technology and communications sectors and amplify the upturn in utilities and mid-period rally in consumer cyclicals. The S&P 500's communication and technology sectors soured the performance of the overall index; the S&P 500's telecommunications sector was down 10.2% for the period, while the tech sector was down 28.2%. On the other hand, the S&P 500's utilities were up 17.2% for the period and the S&P 500's consumer cyclicals sector returned a respectable 12.4%.

    For much of the period, we were able to add new issues in a wide variety of sectors at attractive valuations. However, as the year ended, the broad market was producing strong performance, actually outperforming the major market indices. This is quite the opposite from what we observed during 1998 and 1999. In those two years a "stealth bear market" was taking the average stock down even as the indices rose (due in large part to technology issues). During recent months, we have had a "stealth bull market," where the average stock has done much better than the indices would suggest.

    Given the broad-based advance we have witnessed, it has recently become more difficult to find attractive values and cash levels have increased slightly. We were able to increase our technology weighting late in 2000, as the sector finished down over 26% for the whole period and 17% from October 31, 2000 through January 31, 2001. We remain underweight in technology because even at its recent low, the NASDAQ still traded at a historically high P/E ratio and overall valuations were not compelling.

    Shown below are the current sector weightings for the Portfolio and the benchmark S&P 500 Index.

        SECTOR WEIGHTINGS AS OF 1/31/2001

                                     PORTFOLIO  S&P 500      DEVIATION
                                     ---------  --------  ---------------
Basic Materials....................     8.30%     2.25%            +6.05%
Capital Goods......................     9.98%     8.60%            +1.38%
Communication Services.............     3.72%     6.01%            -2.29%
Consumer Cyclicals.................     9.58%     8.07%            +1.51%
Consumer Staples...................    11.37%    11.91%            -0.54%
Energy.............................     8.73%     6.08%            +2.65%
Financial..........................    13.18%    16.64%            -3.46%
Health Care........................     4.85%    12.39%            -7.54%
Technology.........................     6.53%    23.92%           -17.39%
Transportation.....................     0.85%     0.68%            +0.17%
Utilities..........................     6.34%     3.45%            +2.89%
Cash...............................    16.56%       --            +16.56%

    HIGH GRADE BOND: Treasury yields ended the six-month reporting period dramatically lower with shorter maturity yields dropping more then longer maturity yields. For example, the 2, 10 and 30-year Treasury issues yielded 6.28%, 6.03% and 5.78%, respectively, as of July 31, 2000 and 4.57%, 5.11% and
5.50% as of January 31, 2001.

    During this period, corporate issues performed roughly in line with Treasury issues, as credit spreads remained fairly stable. Credit spreads continue to remain at historically wide levels and look very attractive on a historic basis. Given these wide spread levels, we plan to maintain our duration (a time measure of a bond's interest sensitivity) at a level near that of the Lehman Brothers Aggregate Index.

    HIGH YIELD BOND: During the past six months, the high yield bond market greatly underperformed the high-grade bond market. Spread levels widened as increased actual defaults and estimated future defaults along with net cash outflows from high yield mutual funds resulted in a repricing of the high yield market. According to the Lehman U.S. Corporate High Yield Index, the average high yield spread was 565 basis points as of July 31, 2000, compared to 760 basis points as of January 31, 2001. Given these wider spread levels as well as the wider spreads available on lower investment-grade issues, we plan to maintain a fully invested position with a 50/50 split between high yield issues and lower investment-grade issues.

    MANAGED: The Managed Portfolio benefited from the change in market leadership that occurred during March 2000 when the NASDAQ Index peaked at 5048.62 and a large number of non-tech sectors reached their lows for the year. At the same time, the Portfolio was undergoing a dramatic restructuring, and we were able to add a large number of attractively priced stocks, which subsequently performed quite well. Many of the Portfolio's existing holdings rebounded from depressed levels as well.

    Also, because of the more yield-oriented nature of this Portfolio's holdings, the declining level of interest rates boosted performance. Overall, the Portfolio was up over 27% while the S&P 500 declined by more than 9%.

    Because of the large number of attractive values, we raised the Portfolio's exposure to equity common stocks quite substantially. As of January 31st, the Portfolio held nearly 68% of assets in common stocks. While an individual or broad-based sell-off may occur at any time, we presently find fewer compelling valuations in the broad equity market. Going forward, equity exposure may decline in favor of fixed-income investments.

    As we have discussed previously, this Portfolio will be managed as a tactical asset allocation portfolio. We will, in general, utilize common stocks similar to those found in the Value Growth Portfolio, straight debt securities similar to those found in the High Grade Bond Portfolio and money market instruments. The relative weightings in these three sectors will be driven by overall stock market valuations and the general level and trend of interest rates. The Portfolio will retain its bias towards income producing securities and will seek to produce higher levels of current income than most equity funds and higher capital appreciation potential than most fixed-income funds.

    Shown below is the current asset allocation for the Managed Portfolio.

        ASSET ALLOCATION

                                           AS OF     CHANGE FROM
                                          1/31/01      7/31/00
                                          -------  ---------------
Corporate Bonds:........................   0.34%            -0.09%
Common Stocks:..........................  71.25%           +11.84%
Securities Convertible into Common
 Stocks:
  Preferred.............................   6.73%           -10.98%
  Debentures............................   3.03%            -2.52%
Preferred Stocks:.......................   8.27%            -0.90%
Cash Equivalents:.......................  10.38%            +2.66%

    MONEY MARKET: From May 16, 2000 until January 2001, the Fed held the overnight lending rate or the Fed Funds rate at 6.50%, believing that the risks to the economy were "weighted mainly toward heightened inflation." As stock market losses eroded the wealth effect, it became apparent via retail sales reports that the consumer could not keep the strong U.S. economy going and the Fed eased the funds rate from 6.50% to 6.00% in early January. Other economic data reported in January was much slower than December, suggesting a possible recession, so the Fed reacted quickly and moved the funds rate to 5.50%, where it currently stands. Commercial paper rates are in the 5.40%-5.50% range, reflecting the new rate environment and the yield on the Portfolio is indicative of the general level of rates.

    BLUE CHIP: True to its passive strategy, the performance of the Blue Chip Portfolio over the past 6 months has reflected that of the large capitalization market sector which it represents. No significant changes were made to the composition of the Portfolio during the period. The Blue Chip Portfolio will remain substantially invested in common stocks of large companies and is designed for those investors who prefer substantial exposure to common stocks at all times or who wish to make their own market value judgments.

                                          /s/ Edward M. Wiederstein

                                           EDWARD M. WIEDERSTEIN
                                           PRESIDENT

March 5, 2001

    An investment in the Money Market Portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although the Portfolio seeks to preserve the net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

    Past performance is not a guarantee of future results.

EQUITRUST SERIES FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2001

(UNAUDITED)

                                            HIGH
                           VALUE GROWTH  GRADE BOND
                            PORTFOLIO     PORTFOLIO
                           ------------  -----------
ASSETS
Investments in
 securities, at value
 (cost -- $69,660,858;
 $13,456,557;
 $12,473,665;
 $32,366,925; $4,813,078;
 and $42,504,457,
 respectively)...........  $72,541,344   $13,169,511
Cash.....................        4,963         3,666
Receivables:
  Accrued dividends and
   interest..............      105,963       189,540
  Investment securities
   sold..................                      1,491
  Prepaid expense and
   other assets..........           83            11
                           -----------   -----------
Total Assets.............  $72,652,353   $13,364,219
                           ===========   ===========
LIABILITIES AND NET
 ASSETS
Liabilities:
  Payable to EquiTrust
   Investment Management
   Services, Inc.........  $    54,874   $     8,309
  Dividends payable......                     63,565
  Accrued expenses.......       21,245         5,032
                           -----------   -----------
Total Liabilities........       76,119        76,906
Net assets applicable to
 outstanding capital
 stock...................   72,576,234    13,287,313
                           -----------   -----------
Total Liabilities and Net
 Assets..................  $72,652,353   $13,364,219
                           ===========   ===========
NET ASSET VALUE PER SHARE
Class A: Net Assets......  $67,680,738   $11,636,704
    Shares issued and
     outstanding.........    6,814,624     1,159,809
    Net asset value per
     share...............  $      9.93   $     10.03
                           ===========   ===========
Class I: Net Assets......  $ 4,895,496   $ 1,650,609
    Shares issued and
     outstanding.........      491,485       164,438
    Net asset value per
     share...............  $      9.96   $     10.04
                           ===========   ===========

SEE ACCOMPANYING NOTES.

                              HIGH
                           YIELD BOND     MANAGED    MONEY MARKET   BLUE CHIP
                            PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                           -----------  -----------  ------------  -----------
ASSETS
Investments in
 securities, at value
 (cost -- $69,660,858;
 $13,456,557;
 $12,473,665;
 $32,366,925; $4,813,078;
 and $42,504,457,
 respectively)...........  $11,519,964  $36,859,141   $4,813,078   $62,986,640
Cash.....................       29,406        2,305        3,723         3,093
Receivables:
  Accrued dividends and
   interest..............      170,116       55,767        5,099        60,351
  Investment securities
   sold..................        1,051
  Prepaid expense and
   other assets..........           10           35            3            42
                           -----------  -----------   ----------   -----------
Total Assets.............  $11,720,547  $36,917,248   $4,821,903   $63,050,126
                           ===========  ===========   ==========   ===========
LIABILITIES AND NET
 ASSETS
Liabilities:
  Payable to EquiTrust
   Investment Management
   Services, Inc.........  $    10,591  $    30,200   $    2,235   $    36,096
  Dividends payable......       61,270                    19,979
  Accrued expenses.......        5,116       10,574        2,715        19,253
                           -----------  -----------   ----------   -----------
Total Liabilities........       76,977       40,774       24,929        55,349
Net assets applicable to
 outstanding capital
 stock...................   11,643,570   36,876,474    4,796,974    62,994,777
                           -----------  -----------   ----------   -----------
Total Liabilities and Net
 Assets..................  $11,720,547  $36,917,248   $4,821,903   $63,050,126
                           ===========  ===========   ==========   ===========
NET ASSET VALUE PER SHARE
Class A: Net Assets......  $10,000,024  $33,808,195   $3,855,944   $57,204,520
    Shares issued and
     outstanding.........    1,061,949    2,842,171    3,855,944     1,281,143
    Net asset value per
     share...............  $      9.42  $     11.90   $     1.00   $     44.65
                           ===========  ===========   ==========   ===========
Class I: Net Assets......  $ 1,643,546  $ 3,068,279   $  941,030   $ 5,790,257
    Shares issued and
     outstanding.........      174,630      257,099      941,030       129,214
    Net asset value per
     share...............  $      9.41  $     11.93   $     1.00   $     44.81
                           ===========  ===========   ==========   ===========

EQUITRUST SERIES FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JANUARY 31, 2001
(UNAUDITED)

                                            HIGH
                           VALUE GROWTH  GRADE BOND
                            PORTFOLIO    PORTFOLIO
                           ------------  ----------
INVESTMENT INCOME
Dividends................  $   687,385    $ 30,112
Interest.................      237,756     468,818
Less foreign tax
 withholding.............       (2,363)
                           -----------    --------
Total Investment
 Income..................      922,778     498,930
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
  Investment advisory and
   management fees.......      171,384      26,457
  Transfer and dividend
   disbursing agent
   fees..................      101,177      17,605
  Distribution fees......      159,859      29,150
  Administrative service
   fees..................       79,929      14,575
  Accounting fees........       14,672       3,307
Custodian fees...........       12,301       4,737
Professional fees........        3,538         684
Directors' fees and
 expenses................        2,502         481
Reports to
 shareholders............        8,807       1,503
Registration fees........        6,380       5,098
Miscellaneous............       21,411       4,847
                           -----------    --------
Total Expenses...........      581,960     108,444
Expense reimbursement....
Fees paid indirectly.....       (2,508)     (1,677)
                           -----------    --------
Net Expenses.............      579,452     106,767
                           -----------    --------
Net Investment Income....      343,326     392,163
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............    2,645,581        (753)
Change in unrealized
appreciation/depreciation
 of investments..........    7,971,160     465,175
                           -----------    --------
Net Gain (Loss) on
 Investments.............   10,616,741     464,422
                           -----------    --------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........  $10,960,067    $856,585
                           ===========    ========

SEE ACCOMPANYING NOTES.

                              HIGH
                           YIELD BOND   MANAGED    MONEY MARKET   BLUE CHIP
                           PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO
                           ----------  ----------  ------------  ------------
INVESTMENT INCOME
Dividends................   $ 39,900   $  655,936                $   414,751
Interest.................    431,992      179,364    $152,419         89,910
Less foreign tax
 withholding.............                    (900)
                            --------   ----------    --------    -----------
Total Investment
 Income..................    471,892      834,400     152,419        504,661
EXPENSES
Paid to EquiTrust
 Investment Management
 Services, Inc.:
  Investment advisory and
   management fees.......     31,836      103,141       5,918         81,435
  Transfer and dividend
   disbursing agent
   fees..................     21,092       67,799       4,264         87,351
  Distribution fees......     25,006       79,011       9,871        147,924
  Administrative service
   fees..................     12,503       39,506       4,935         73,962
  Accounting fees........      2,894        8,595       1,184         14,116
Custodian fees...........      4,255        6,368       4,275          5,981
Professional fees........        780        1,754         242          3,500
Directors' fees and
 expenses................        419        1,252         172          2,428
Reports to
 shareholders............      1,360        4,253         438          6,421
Registration fees........      5,142        5,572       4,539          6,968
Miscellaneous............      4,340       11,287       2,397         20,117
                            --------   ----------    --------    -----------
Total Expenses...........    109,627      328,538      38,235        450,203
Expense reimbursement....     (1,051)
Fees paid indirectly.....     (1,496)      (1,742)       (486)        (2,682)
                            --------   ----------    --------    -----------
Net Expenses.............    107,080      326,796      37,749        447,521
                            --------   ----------    --------    -----------
Net Investment Income....    364,812      507,604     114,670         57,140
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss)
 from investment
 transactions............     48,777    1,339,379                        (15)
Change in unrealized
appreciation/depreciation
 of investments..........     36,605    4,343,244                 (2,453,234)
                            --------   ----------    --------    -----------
Net Gain (Loss) on
 Investments.............     85,382    5,682,623                 (2,453,249)
                            --------   ----------    --------    -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........   $450,194   $6,190,227    $114,670    $(2,396,109)
                            ========   ==========    ========    ===========

EQUITRUST SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                     VALUE GROWTH
                                      PORTFOLIO
                           --------------------------------
                           SIX MONTHS ENDED
                           JANUARY 31, 2001    YEAR ENDED
                             (UNAUDITED)     JULY 31, 2000
                           ----------------  --------------
OPERATIONS
Net investment income....    $    343,326     $    506,005
Net realized gain (loss)
 from investment
 transactions............       2,645,581       (6,387,220)
Change in unrealized
appreciation/depreciation
 of
 investments.............       7,971,160       (3,507,051)
                             ------------     ------------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........      10,960,067       (9,388,266)
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income:
  Class A................        (530,560)        (404,083)
  Class I................         (77,640)         (49,796)
Net realized gain from
 investment transactions:
  Class A................
  Class I................
Distributions in excess
 of net realized gain
 from investment
 transactions:
  Class A................
  Class I................
                             ------------     ------------
Total Dividends and
 Distributions...........        (608,200)        (453,879)
CAPITAL SHARE
 TRANSACTIONS............      (2,434,886)     (13,799,635)
                             ------------     ------------
Total Increase (Decrease)
 in Net Assets...........       7,916,981      (23,641,780)
NET ASSETS
Beginning of period......      64,659,253       88,301,033
                             ------------     ------------
End of period (including
 undistributed net
 investment income as set
 forth below)............    $ 72,576,234     $ 64,659,253
                             ============     ============
Undistributed Net
 Investment Income.......    $     70,042     $    334,916
                             ============     ============

SEE ACCOMPANYING NOTES.

                                         HIGH                              HIGH
                                      GRADE BOND                        YIELD BOND
                                      PORTFOLIO                         PORTFOLIO
                           --------------------------------  --------------------------------
                           SIX MONTHS ENDED                  SIX MONTHS ENDED
                           JANUARY 31, 2001    YEAR ENDED    JANUARY 31, 2001    YEAR ENDED
                             (UNAUDITED)     JULY 31, 2000     (UNAUDITED)     JULY 31, 2000
                           ----------------  --------------  ----------------  --------------
OPERATIONS
Net investment income....    $   392,163      $   806,616      $   364,812      $   887,265
Net realized gain (loss)
 from investment
 transactions............           (753)         (22,258)          48,777          (43,949)
Change in unrealized
appreciation/depreciation
 of
 investments.............        465,175         (483,258)          36,605         (667,488)
                             -----------      -----------      -----------      -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations.........        856,585          301,100          450,194          175,828
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income:
  Class A................       (339,933)        (710,241)        (309,022)        (766,307)
  Class I................        (52,230)         (96,375)         (55,790)        (120,958)
Net realized gain from
 investment transactions:
  Class A................                         (17,275)
  Class I................                          (2,156)
Distributions in excess
 of net realized gain
 from investment
 transactions:
  Class A................                         (19,893)
  Class I................                          (2,484)
                             -----------      -----------      -----------      -----------
Total Dividends and
 Distributions...........       (392,163)        (848,424)        (364,812)        (887,265)
CAPITAL SHARE
 TRANSACTIONS............       (185,079)      (1,076,121)        (253,322)        (846,071)
                             -----------      -----------      -----------      -----------
Total Increase (Decrease)
 in Net Assets...........        279,343       (1,623,445)        (167,940)      (1,557,508)
NET ASSETS
Beginning of period......     13,007,970       14,631,415       11,811,510       13,369,018
                             -----------      -----------      -----------      -----------
End of period (including
 undistributed net
 investment income as set
 forth below)............    $13,287,313      $13,007,970      $11,643,570      $11,811,510
                             ===========      ===========      ===========      ===========
Undistributed Net
 Investment Income.......    $         0      $         0      $         0      $         0
                             ===========      ===========      ===========      ===========

EQUITRUST SERIES FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                       MANAGED
                                      PORTFOLIO
                           --------------------------------
                           SIX MONTHS ENDED
                           JANUARY 31, 2001    YEAR ENDED
                             (UNAUDITED)     JULY 31, 2000
                           ----------------  --------------
OPERATIONS
Net investment income....    $   507,604      $ 1,616,966
Net realized gain (loss)
 from investment
 transactions............      1,339,379       (3,810,028)
Change in unrealized
appreciation/depreciation
 of investments..........      4,343,244        2,369,754
                             -----------      -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations ........      6,190,227          176,692
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income:
  Class A................       (412,634)      (1,479,298)
  Class I................        (46,748)        (138,884)
Net realized gain from
 investment transactions:
  Class A................
  Class I................
Distributions in excess
 of net investment
 income:
  Class A................                          (1,964)
  Class I................                            (185)
Distributions in excess
 of net realized gain
 from investment
 transactions:
  Class A................
  Class I................
                             -----------      -----------
Total Dividends and
 Distributions...........       (459,382)      (1,620,331)
CAPITAL SHARE
 TRANSACTIONS............       (762,597)      (7,591,219)
                             -----------      -----------
Total Increase (Decrease)
 in Net Assets...........      4,968,248       (9,034,858)
NET ASSETS
Beginning of period......     31,908,226       40,943,084
                             -----------      -----------
End of period (including
 undistributed
 net investment income as
 set forth below)........    $36,876,474      $31,908,226
                             ===========      ===========
Undistributed Net
 Investment Income.......    $    48,222      $         0
                             ===========      ===========

SEE ACCOMPANYING NOTES.

                                     MONEY MARKET                       BLUE CHIP
                                      PORTFOLIO                         PORTFOLIO
                           --------------------------------  --------------------------------
                           SIX MONTHS ENDED                  SIX MONTHS ENDED
                           JANUARY 31, 2001    YEAR ENDED    JANUARY 31, 2001    YEAR ENDED
                             (UNAUDITED)     JULY 31, 2000     (UNAUDITED)     JULY 31, 2000
                           ----------------  --------------  ----------------  --------------
OPERATIONS
Net investment income....     $  114,670       $  191,598      $    57,140      $   126,165
Net realized gain (loss)
 from investment
 transactions............                                              (15)       2,102,038
Change in unrealized
appreciation/depreciation
 of investments..........                                       (2,453,234)        (828,775)
                              ----------       ----------      -----------      -----------
Net Increase (Decrease)
 in Net Assets Resulting
 from Operations ........        114,670          191,598       (2,396,109)       1,399,428
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net investment income:
  Class A................        (93,567)        (159,037)         (11,840)        (139,452)
  Class I................        (21,103)         (32,561)         (56,166)         (48,724)
Net realized gain from
 investment transactions:
  Class A................                                       (1,131,348)        (639,236)
  Class I................                                         (117,323)         (66,185)
Distributions in excess
 of net investment
 income:
  Class A................
  Class I................
Distributions in excess
 of net realized gain
 from investment
 transactions:
  Class A................
  Class I................
                              ----------       ----------      -----------      -----------
Total Dividends and
 Distributions...........       (114,670)        (191,598)      (1,316,677)        (893,597)
CAPITAL SHARE
 TRANSACTIONS............        138,833          455,916          104,191        5,451,225
                              ----------       ----------      -----------      -----------
Total Increase (Decrease)
 in Net Assets...........        138,833          455,916       (3,608,595)       5,957,056
NET ASSETS
Beginning of period......      4,658,141        4,202,225       66,603,372       60,646,316
                              ----------       ----------      -----------      -----------
End of period (including
 undistributed
 net investment income as
 set forth below)........     $4,796,974       $4,658,141      $62,994,777      $66,603,372
                              ==========       ==========      ===========      ===========
Undistributed Net
 Investment Income.......     $        0       $        0      $     2,107      $    12,973
                              ==========       ==========      ===========      ===========

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
JANUARY 31, 2001
(UNAUDITED)

                                                        SHARES
                                                         HELD          VALUE
                                                     -------------  ------------
COMMON STOCKS (83.14%)
---------------------------
  BUSINESS SERVICES (2.50%)
  Computer Associates International, Inc...........      22,345     $   804,643
  Compuware Corp...................................      29,950(1)      372,503
  Microsoft Corp...................................      10,400(1)      635,050
                                                                    -----------
                                                                      1,812,196
  CHEMICALS AND ALLIED PRODUCTS (7.34%)
  Abbott Laboratories..............................      12,450         558,507
  Dial Corp........................................      75,232       1,057,762
  Du Pont (E.I.) de Nemours........................      20,100         878,571
  H.B. Fuller Co...................................      11,150         431,366
  Johnson & Johnson................................       6,700         623,971
  Lubrizol Corp....................................      15,942         420,869
  RPM, Inc.........................................      72,000         662,400
  Solutia, Inc.....................................      55,300         694,568
                                                                    -----------
                                                                      5,328,014
  COMMUNICATIONS (3.72%)
  AT&T Corp........................................      20,000         479,800
  Centurytel, Inc..................................      26,980         846,632
  SBC Communications, Inc..........................      15,000         725,250
  Worldcom, Inc....................................      30,000(1)      646,875
                                                                    -----------
                                                                      2,698,557
  DEPOSITORY INSTITUTIONS (4.09%)
  Associated Banc-Corp.............................      29,301         996,234
  Bank of America .................................       6,175         332,339
  First Union Corp.................................      21,750         737,977
  U. S. Bancorp....................................      30,600         904,230
                                                                    -----------
                                                                      2,970,780
  ELECTRIC, GAS AND SANITARY SERVICES (6.33%)
  Atmos Energy Corp................................      38,268         936,418
  Laclede Gas Co...................................      32,457         689,711
  Nisource, Inc....................................      40,300       1,084,070
  Northwest Natural Gas Co.........................      38,600         926,786
  Xcel Energy, Inc.................................      37,665         959,328
                                                                    -----------
                                                                      4,596,313

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                        SHARES
                                                         HELD          VALUE
                                                     -------------  ------------
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (3.14%)
  Adaptec, Inc.....................................      41,850(1)  $   612,056
  ECI Telecom, Ltd.................................      20,000         298,750
  Intel Corp.......................................      11,500         425,500
  National Service Industries, Inc.................      37,400         942,480
                                                                    -----------
                                                                      2,278,786
  FABRICATED METAL PRODUCTS (2.67%)
  Cooper Industries, Inc...........................      20,829         935,014
  United Dominion Industries, Ltd..................      67,731         999,032
                                                                    -----------
                                                                      1,934,046
  FOOD AND KINDRED PRODUCTS (6.95%)
  ConAgra, Inc.....................................      43,122       1,009,055
  Dean Foods Co....................................      25,080         867,517
  Philip Morris Companies, Inc.....................      35,000       1,540,000
  Sara Lee Corp....................................      35,000         743,400
  Sensient Technologies Corp.......................      39,711         886,747
                                                                    -----------
                                                                      5,046,719
  FOOD STORES (4.04%)
  7-Eleven, Inc....................................     135,520(1)    1,375,528
  Albertson's, Inc.................................      15,000         425,250
  Casey's General Store............................      94,523       1,134,276
                                                                    -----------
                                                                      2,935,054
  FURNITURE AND FIXTURES (1.12%)
  Newell Rubbermaid, Inc...........................      30,000         816,000
  GENERAL MERCHANDISE STORES (3.37%)
  Federated Department Stores, Inc.................      24,865(1)    1,107,984
  Harcourt General, Inc............................      13,800         792,396
  Target Corp......................................      14,400         546,912
                                                                    -----------
                                                                      2,447,292
  HEALTH SERVICES (0.88%)
  Schering-Plough Corp.............................      12,650         637,560
  HOLDING AND OTHER INVESTMENT OFFICES (3.14%)
  MBIA, Inc........................................      19,000       1,361,920
  Wintrust Financial Corp..........................      47,750         913,219
                                                                    -----------
                                                                      2,275,139

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                        SHARES
                                                         HELD          VALUE
                                                     -------------  ------------
  INDUSTRIAL MACHINERY AND EQUIPMENT (2.85%)
  Gateway, Inc.....................................      20,000(1)  $   424,800
  Hewlett-Packard Co...............................      10,700         393,118
  Ingersoll-Rand Co................................      20,000         886,200
  Solectron Corp...................................       9,100(1)      362,635
                                                                    -----------
                                                                      2,066,753
  INSTRUMENTS AND RELATED PRODUCTS (3.39%)
  Becton Dickinson & Co............................      40,000       1,375,200
  Pall Corp........................................      44,400       1,083,360
                                                                    -----------
                                                                      2,458,560
  INSURANCE CARRIERS (2.94%)
  Allstate Corp....................................      28,300       1,100,304
  MONY Group, Inc..................................      14,500         523,740
  United Fire & Casualty Co........................      22,750         511,875
                                                                    -----------
                                                                      2,135,919
  METAL MINING (0.81%)
  Barrick Gold Corp................................      38,000         587,860
  MISCELLANEOUS MANUFACTURING INDUSTRIES (2.21%)
  Emerson Electric.................................       9,700         737,200
  Hasbro, Inc......................................      73,200         869,616
                                                                    -----------
                                                                      1,606,816
  NONDEPOSITORY INSTITUTIONS (2.74%)
  Federal Home Loan Mortgage Corp..................      12,000         732,000
  USA Education, Inc...............................      20,000       1,256,600
                                                                    -----------
                                                                      1,988,600
  OIL AND GAS EXTRACTION (2.86%)
  Burlington Resources, Inc........................      20,000         846,000
  Occidental Petroleum Co..........................      15,900         361,089
  Ocean Energy, Inc................................      22,642         394,197
  Offshore Logistics...............................      24,450(1)      470,662
                                                                    -----------
                                                                      2,071,948
  PAPER AND ALLIED PRODUCTS (2.44%)
  Abitibi Consolidated, Inc........................      41,500         355,240
  Bemis Co., Inc...................................      19,817         654,159
  Glatfelter (P.H.) Co.............................      63,015         762,482
                                                                    -----------
                                                                      1,771,881

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                        SHARES
                                                         HELD          VALUE
                                                     -------------  ------------
  PERSONAL SERVICES (0.21%)
  Service Corp. International......................      40,000(1)  $   154,000
  PETROLEUM AND COAL PRODUCTS (4.44%)
  Chevron Corp.....................................      10,000         832,800
  Conoco, Inc......................................      42,050       1,158,478
  Texaco, Inc......................................      20,000       1,228,000
                                                                    -----------
                                                                      3,219,278
  PRIMARY METAL INDUSTRIES (0.79%)
  Northwest Pipe Co................................      51,100(1)      574,875
  PRINTING AND PUBLISHING (2.59%)
  Belo Corp........................................      51,500         971,805
  Mail-Well, Inc...................................     147,000(1)      904,050
                                                                    -----------
                                                                      1,875,855
  TRANSPORTATION -- BY AIR (1.43%)
  Petroleum Helicopters, Inc. (Non-voting).........      90,000(1)    1,040,625
  TRANSPORTATION EQUIPMENT (1.79%)
  ITT Industries, Inc..............................      32,500       1,295,125
  TRUCKING AND WAREHOUSING (0.85%)
  United Parcel Service -- Class B.................      10,000         619,000
  WHOLESALE -- NONDURABLE GOODS (0.45%)
  Cardinal Health, Inc.............................       3,400         324,020
  MISCELLANEOUS EQUITIES (1.06%)
  NASDAQ - 100 Trust...............................      12,000(1)      771,600
                                                                    -----------
Total Common Stocks................................                  60,339,171
PREFERRED STOCKS (0.26%)
-----------------------------
  HOLDING AND OTHER INVESTMENT OFFICES (0.26%)
  General Growth Properties, Inc...................       7,620         190,500
SHORT-TERM INVESTMENTS (16.55%)
------------------------------------
  MONEY MARKET MUTUAL FUND (1.88%)
  Provident Institutional Funds, T-Fund
   Portfolio.......................................   1,366,673     1,366,673

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO (CONTINUED)

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                     -------------  ------------
  COMMERCIAL PAPER (14.67%)
  American General Finance Co., 5.43%, due
   2/8/01..........................................  $1,420,000     $ 1,420,000
  General Electric Capital Co., 5.91%, due
   2/1/01..........................................   2,815,000       2,815,000
  IBM Corp., 5.55%, due 2/6/01.....................   2,305,000       2,305,000
  John Deere Capital Corp., 5.55%, due 2/7/01......   2,045,000       2,045,000
  Texaco, Inc., 5.80%, due 2/2/01..................   1,000,000       1,000,000
  Wells Fargo Financial, 5.65%, due 2/5/01.........   1,060,000       1,060,000
                                                                    -----------
Total Commercial Paper.............................                  10,645,000
                                                                    -----------
Total Short-Term Investments.......................                  12,011,673
                                                                    -----------
Total Investments (99.95%).........................                  72,541,344
OTHER ASSETS LESS LIABILITIES (0.05%)
-----------------------------------------
  Cash, receivables, prepaid expense and other
   assets, less liabilities........................                      34,890
                                                                    -----------
Total Net Assets (100.00%).........................                 $72,576,234
                                                                    ===========

(1)   Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
JANUARY 31, 2001
(UNAUDITED)

                                                                   SHARES
                                                                    HELD        VALUE
                                                                  ---------  -----------
PREFERRED STOCKS (5.29%)
-----------------------------
  New Plan Excel Realty Trust...................................     9,000   $   329,344
  Virginia Electric & Power.....................................    15,000       373,950
                                                                             -----------
                                                                                 703,294

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                                  ---------
CORPORATE BONDS (62.99%)
-----------------------------
  DEPOSITORY INSTITUTIONS (6.17%)
  First Bank, N.A., 6.25%, due 8/15/05..........................  $450,000       467,914
  J. P. Morgan & Co., 7.25%, due 10/01/10.......................   350,000       352,128
                                                                             -----------
                                                                                 820,042
  ELECTRIC, GAS AND SANITARY SERVICES (8.82%)
  National Co-op Services Corp. (Arkansas Electric), 9.48%,
   due 1/01/12..................................................   522,000       553,148
  Oglethorpe Power (OPC Scherer), 6.974%, due 6/30/11...........   609,000       619,237
                                                                             -----------
                                                                               1,172,385
  FOOD STORES (1.23%)
  Ahold Finance USA, Inc., 8.25%, due 7/15/10...................   150,000       164,064
  GENERAL MERCHANDISE STORES (1.82%)
  J.C. Penney & Co., 8.25%, due 8/15/22.........................   400,000       241,500
  HOLDING AND OTHER INVESTMENT OFFICES (6.57%)
  Meditrust, 7.60%, due 9/13/05.................................   350,000       216,071
  Security Capital Pacific, 7.20%, due 3/01/13..................   225,000       217,818
  Washington REIT, 6.898%, due 2/15/18..........................   450,000       439,168
                                                                             -----------
                                                                                 873,057
  INDUSTRIAL MACHINERY AND EQUIPMENT (4.21%)
  Thermo Fibertek, 4.50%, due 7/15/04...........................   650,000       558,974
  NONDEPOSITORY INSTITUTIONS (2.25%)
  Household Finance Co., 7.30%, due 7/30/12.....................   300,000       298,977
  OIL AND GAS EXTRACTION (1.83%)
  Burlington Resources, Inc., 9.125%, due 10/01/21..............   200,000       242,606
  PETROLEUM AND COAL PRODUCTS (3.76%)
  Texaco Capital, Inc., 7.25%, due 1/10/10......................   500,000       499,750

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                                  PRINCIPAL
                                                                   AMOUNT       VALUE
                                                                  ---------  -----------
  SECURITY AND COMMODITY BROKERS (2.80%)
  Goldman Sachs Group, Inc., 7.80%, 1/28/10.....................  $350,000   $   372,533
  TEXTILE MILL PRODUCTS (3.95%)
  Unifi, 6.50%, due 2/01/08.....................................   550,000       524,821
  TOBACCO PRODUCTS (5.27%)
  UST, Inc., 7.25%, due 6/01/09.................................   750,000       699,607
  TRANSPORTATION -- BY AIR (12.55%)
  Continental Airlines, Inc., 6.545%, due 8/02/20...............   680,357       654,619
  Northwest Airlines, 7.575%, due 9/01/20.......................   690,953       704,627
  US Air, Inc., 8.36%, due 1/20/19..............................   293,265       308,404
                                                                             -----------
                                                                               1,667,650
  TRANSPORTATION EQUIPMENT (1.76%)
  Ford Motor Co., 9.215%, due 9/15/21...........................   200,000       233,686
                                                                             -----------
Total Corporate Bonds...........................................               8,369,652
ASSET-BACKED SECURITIES (0.09%)
------------------------------------
  Federal Home Loan Mortgage Corp., 10.15%, due 4/15/06.........    12,545        12,577
MORTGAGE-BACKED SECURITIES (27.55%)
------------------------------------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) (0.17%)
  Pool # 503442, 9.50%, due 7/01/05.............................    22,005        22,417
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
   (GNMA) (27.38%)
  Pool # 236070, 10.00%, due 10/15/12...........................   530,352       552,977
  Pool # 1512, 7.50%, due 12/20/23..............................   417,699       428,400
  Pool # 22630, 6.50%, due 8/01/28..............................   418,807       417,236
  Pool # 2631, 7.00%, due 8/01/28...............................   446,332       451,772
  Pool # 2658, 6.50%, due 10/01/28..............................   848,913       845,195
  Pool # 2701, 6.50%, due 1/20/29...............................   871,289       867,473
  Pool # 144332, 9.00%, due 7/15/16.............................     9,926        10,541
  Pool # 194692, 8.00%, due 5/15/17.............................    62,114        64,675
                                                                             -----------
                                                                               3,638,269
                                                                             -----------
Total Mortgage-Backed Securities................................               3,660,686

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO (CONTINUED)

                                                                   SHARES
                                                                    HELD        VALUE
                                                                  ---------  -----------
SHORT-TERM INVESTMENTS (3.19%)
-----------------------------------
  MONEY MARKET MUTUAL FUND (3.19%)
  Provident Institutional Funds, T-Fund Portfolio...............   423,302   $   423,302
                                                                             -----------
Total Investments (99.11%)......................................              13,169,511
OTHER ASSETS LESS LIABILITIES (0.89%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities..................................................                 117,802
                                                                             -----------
Total Net Assets (100.00%)......................................             $13,287,313
                                                                             ===========

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO
JANUARY 31, 2001

(UNAUDITED)

                                                                    SHARES
                                                                     HELD            VALUE
                                                                  -----------     -----------
COMMON STOCKS (0.32%)
--------------------------
  FOOD STORES
  Penn Traffic Co...............................................      9,092(1)    $    37,078
PREFERRED STOCKS (7.24%)
-----------------------------
  HOLDING AND OTHER INVESTMENT OFFICES (2.20%)
  New Plan Excel Realty Trust...................................      7,000           256,157
  METAL MINING (5.04%)
  Cameco Corp...................................................     24,000           586,800
                                                                                  -----------
Total Preferred Stocks..........................................                      842,957

                                                                  PRINCIPAL
                                                                   AMOUNT
                                                                  ---------
CORPORATE BONDS (82.68%)
-----------------------------
  AMUSEMENT AND RECREATION SERVICES (0.28%)
  AMF Bowling Worldwide, Inc., 10.875%, due 3/15/06.............  $260,000        32,500
  APPAREL AND OTHER TEXTILE PRODUCTS (2.08%)
  Dan River, Inc., 10.125%, due 12/15/03........................   280,000       242,200
  AUTO REPAIR, SERVICES AND PARKING (0.36%)
  Budget Group, Inc., 9.125%, due 4/01/06.......................   100,000        41,500
  BUSINESS SERVICES (2.56%)
  Cendant Corporation, 7.75%, due 12/01/03......................   300,000       298,137
  CHEMICALS AND ALLIED PRODUCTS (6.62%)
  Lyondell Chemical Co., 9.625%, due 5/01/07....................   600,000       618,000
  Terra Industries, Inc., 10.50%, due 6/15/05...................   200,000       153,000
                                                                             -----------
                                                                                 771,000
  COMMUNICATIONS (4.46%)
  Savoy Pictures, 7.00%, due 7/01/03............................   550,000       519,750
  DEPOSITORY INSTITUTIONS (5.75%)
  Dime Bancorp, Inc., 9.00%, due 12/19/02.......................   300,000       305,352
  First Bank, N.A., 6.25%, due 8/15/05..........................   350,000       363,934
                                                                             -----------
                                                                                 669,286

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                  PRINCIPAL
                                                                   AMOUNT       VALUE
                                                                  ---------  -----------
  ELECTRIC, GAS AND SANITARY SERVICES (14.46%)
  Allied Waste North America, 10.00%, due 8/01/09...............  $500,000   $   507,500
  ESI Tractebel, 7.99%, due 12/30/11............................   460,000       453,474
  Gulf States Utilities, 8.94%, due 1/01/22.....................   400,000       404,220
  Waterford 3 Nuclear Power Plant, 8.09%, due 1/02/17...........   313,716       318,964
                                                                             -----------
                                                                               1,684,158
  FOOD STORES (0.31%)
  Penn Traffic Co., 11.00%, due 6/29/09.........................    47,850        35,648
  HEALTH SERVICES (3.43%)
  Tenet Healthcare, 7.625%, due 6/01/08.........................   400,000       400,000
  HOLDING AND OTHER INVESTMENT OFFICES (14.01%)
  Bradley Operating, L.P., 7.20%, due 1/15/08...................   500,000       436,095
  Federal Realty Investment Trust, 7.48%, due 8/15/26...........   600,000       594,558
  Price Development Company, 7.29%, due 3/11/08.................   250,000       239,088
  SUSA Partnership, L.P., 8.20%, due 6/01/17....................   375,000       361,519
                                                                             -----------
                                                                               1,631,260
  INDUSTRIAL MACHINERY AND EQUIPMENT (9.33%)
  AGCO Corp., 8.5%, due 3/15/06.................................   600,000       570,000
  Thermo Fibertek, 4.50%, due 7/15/04...........................   600,000       515,976
                                                                             -----------
                                                                               1,085,976
  LUMBER AND WOOD PRODUCTS (3.62%)
  Georgia-Pacific Corp., 9.875%, due 11/01/21...................   330,000       324,637
  Georgia-Pacific Corp., 9.125%, due 7/01/22....................   100,000        97,375
                                                                             -----------
                                                                                 422,012
  METAL MINING (1.42%)
  Inco, Ltd., 9.875%, due 6/15/19...............................   160,000       165,923
  NONDEPOSITORY INSTITUTIONS (0.13%)
  Macsaver Financial, 7.40%, due 2/15/02........................   300,000        15,000
  OIL AND GAS EXTRACTION (6.28%)
  Occidental Petroleum Co., 7.375%, due 11/15/08................   300,000       313,068
  Pool Energy Services, 8.625%, due 4/01/08.....................   400,000       417,620
                                                                             -----------
                                                                                 730,688

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH YIELD BOND PORTFOLIO (CONTINUED)

                                                                  PRINCIPAL
                                                                   AMOUNT       VALUE
                                                                  ---------  -----------
  PAPER AND ALLIED PRODUCTS (2.20%)
  Container Corp. of America, 9.75%, due 4/01/03................  $250,000   $   256,250
  TRANSPORTATION SERVICES (2.01%)
  Preston Corp., 7.00%, due 5/01/11.............................   306,000       234,090
  WATER TRANSPORTATION (3.37%)
  Windsor Petroleum Transportation, 7.84%, due 1/15/21..........   500,000       391,875
                                                                             -----------
Total Corporate Bonds...........................................               9,627,253
SHORT-TERM INVESTMENTS (8.70%)
-----------------------------------
  UNITED STATES GOVERNMENT AGENCIES (4.21%)
  Federal National Mortgage Association, due 2/6/01.............   490,000       489,574

                                                                   SHARES
                                                                    HELD
                                                                  ---------
  MONEY MARKET MUTUAL FUND (4.49%)
  Provident Institutional Funds, T-Fund Portfolio...............   523,102       523,102
                                                                             -----------
Total Short-Term Investments....................................               1,012,676
                                                                             -----------
Total Investments (98.94%)......................................              11,519,964
OTHER ASSETS LESS LIABILITIES (1.06%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities..................................................                 123,606
                                                                             -----------
Total Net Assets (100.00%)......................................             $11,643,570
                                                                             ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
JANUARY 31, 2001
(UNAUDITED)

                                                                    SHARES
                                                                     HELD            VALUE
                                                                  ----------      -----------
COMMON STOCKS (71.22%)
---------------------------
  BUSINESS SERVICES (1.44%)
  Computer Associates International, Inc........................       5,500      $   198,055
  Compuware Corp................................................      13,000(1)       161,688
  Microsoft Corp................................................       2,800(1)       170,975
                                                                                  -----------
                                                                                      530,718
  CHEMICALS AND ALLIED PRODUCTS (7.57%)
  Dial Corp.....................................................      36,636          515,102
  Du Pont (E.I.) de Nemours.....................................      10,000          437,100
  H.B. Fuller Co................................................      11,050          427,497
  Johnson & Johnson.............................................       3,300          307,329
  Lubrizol Corp.................................................      15,764          416,170
  RPM, Inc......................................................      38,000          349,600
  Solutia, Inc..................................................      26,900          337,864
                                                                                  -----------
                                                                                    2,790,662
  COMMUNICATIONS (2.16%)
  AT&T Corp.....................................................       9,450          226,705
  Centurytel, Inc...............................................      12,780          401,036
  Worldcom, Inc.................................................       7,900(1)       170,344
                                                                                  -----------
                                                                                      798,085
  DEPOSITORY INSTITUTIONS (6.80%)
  Associated Banc Corp..........................................      21,417          728,178
  Bank of America...............................................       6,175          332,338
  First Union Corp..............................................      15,900          539,487
  U.S. Bancorp..................................................      30,700          907,185
                                                                                  -----------
                                                                                    2,507,188
  ELECTRIC, GAS AND SANITARY SERVICES (9.34%)
  Atmos Energy Corp.............................................      37,818          925,406
  Laclede Gas Co................................................      31,771          675,134
  Northwest Natural Gas Co......................................      36,800          883,568
  Xcel Energy, Inc..............................................      37,665          959,328
                                                                                  -----------
                                                                                    3,443,436

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                    SHARES
                                                                     HELD            VALUE
                                                                  ----------      -----------
  ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (2.96%)
  Adaptec, Inc..................................................      18,800(1)   $   274,950
  Intel Corp....................................................       4,400          162,800
  National Service Industries, Inc..............................      25,900          652,680
                                                                                  -----------
                                                                                    1,090,430
  FABRICATED METAL PRODUCTS (2.98%)
  Cooper Industries, Inc........................................      13,462          604,309
  United Dominions Industries, Ltd..............................      33,418          492,916
                                                                                  -----------
                                                                                    1,097,225
  FOOD AND KINDRED PRODUCTS (7.62%)
  ConAgra Foods, Inc............................................      28,697          671,510
  Dean Foods Co.................................................      18,180          628,846
  Philip Morris Companies, Inc..................................      17,600          774,400
  Sara Lee Corp.................................................      15,000          318,600
  Sensient Technologies Corp....................................      18,719          417,995
                                                                                  -----------
                                                                                    2,811,351
  FOOD STORES (0.65%)
  7-Eleven, Inc.................................................      23,760(1)       241,164
  FURNITURE AND FIXTURES (0.91%)
  Newell Rubbermaid, Inc........................................      12,300          334,560
  GENERAL MERCHANDISE STORES (2.19%)
  Federated Department Stores, Inc..............................      12,096(1)       538,998
  Target Corp...................................................       7,100          269,658
                                                                                  -----------
                                                                                      808,656
  HOLDING AND OTHER INVESTMENT OFFICES (1.28%)
  MBIA, Inc.....................................................       6,579          471,583
  INDUSTRIAL MACHINERY AND EQUIPMENT (2.08%)
  Gateway, Inc..................................................      10,000(1)       212,400
  Hewlett-Packard Co............................................       5,200          191,048
  Ingersoll-Rand Co.............................................       8,178          362,367
                                                                                  -----------
                                                                                      765,815
  INSTRUMENTS AND RELATED PRODUCTS (3.42%)
  Becton Dickinson & Co.........................................      17,600          605,088
  Pall Corp.....................................................      26,900          656,360
                                                                                  -----------
                                                                                    1,261,448

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                    SHARES
                                                                     HELD            VALUE
                                                                  ----------      -----------
  INSURANCE CARRIERS (1.36%)
  Allstate Corp.................................................      12,900      $   501,552
  METAL MINING (0.75%)
  Barrick Gold Corp.............................................      18,000          278,460
  MISCELLANEOUS MANUFACTURING INDUSTRIES (2.16%)
  Emerson Electric..............................................       4,700          357,200
  Hasbro, Inc...................................................      37,000          439,560
                                                                                  -----------
                                                                                      796,760
  OIL AND GAS EXTRACTION (2.70%)
  Occidental Petroleum Co.......................................      16,100          365,631
  Ocean Energy, Inc.............................................      23,762          413,696
  Offshore Logistics............................................      11,200(1)       215,600
                                                                                  -----------
                                                                                      994,927
  PAPER AND ALLIED PRODUCTS (4.28%)
  Abitibi Consolidated, Inc.....................................      42,000          359,520
  Bemis Co., Inc................................................      19,827          654,489
  Glatfelter (P.H.) Co..........................................      46,745          565,615
                                                                                  -----------
                                                                                    1,579,624
  PETROLEUM AND COAL PRODUCTS (5.07%)
  Conoco, Inc...................................................      34,400          947,720
  Texaco, Inc...................................................      15,000          921,000
                                                                                  -----------
                                                                                    1,868,720
  PRINTING AND PUBLISHING (1.35%)
  Belo Corp.....................................................      26,400          498,168
  TRANSPORTATION EQUIPMENT (1.71%)
  ITT Industries, Inc...........................................      15,800          629,630
  WHOLESALE NONDURABLE GOODS (0.44%)
  Cardinal Health, Inc..........................................       1,700          162,010
                                                                                  -----------
Total Common Stocks.............................................                   26,262,172
PREFERRED STOCKS (14.99%)
------------------------------
  DEPOSITORY INSTITUTIONS (0.94%)
  Taylor Capital Group, Inc.....................................      20,000          347,500

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                    SHARES
                                                                     HELD            VALUE
                                                                  ----------      -----------
  ELECTRIC, GAS AND SANITARY SERVICES (4.69%)
  Nisource, Inc.................................................      22,000      $ 1,079,100
  Virginia Electric & Power.....................................      26,100          650,673
                                                                                  -----------
                                                                                    1,729,773
  HOLDING AND OTHER INVESTMENT OFFICES (0.69%)
  General Growth Properties, Inc................................      10,130          253,250
  PETROLEUM AND COAL PRODUCTS (3.02%)
  Nexen, Inc....................................................      44,000        1,115,400
  PIPELINES EXCLUDING NATURAL GAS (2.54%)
  Enron Capital.................................................      37,200          934,836
  WHOLESALE -- NONDURABLE GOODS (3.11%)
  Howell Corp...................................................      20,000          841,250
  Suiza Capital Trust II........................................       8,600          305,300
                                                                                  -----------
                                                                                    1,146,550
                                                                                  -----------
Total Preferred Stocks..........................................                    5,527,309

                                                                  PRINCIPAL
                                                                    AMOUNT
                                                                  ----------
CORPORATE BONDS (3.37%)
----------------------------
  ELECTRIC, GAS AND SANITARY SERVICES (0.34%)
  National Co-op Services Corp. (Arkansas Electric), 9.48%,
   due 1/01/12..................................................  $  120,000          127,160
  METAL MINING (3.03%)
  Teck Corp., 3.75%, due 7/15/06................................   1,500,000        1,117,500
                                                                                  -----------
Total Corporate Bonds...........................................                    1,244,660
SHORT-TERM INVESTMENTS (10.37%)
------------------------------------
  COMMERCIAL PAPER (8.54%)
  American General Finance Co., 5.54%, due 2/7/01...............   1,995,000        1,995,000
  Wells Fargo Financial, 5.77%, due 2/1/01......................   1,155,000        1,155,000
                                                                                  -----------
Total Commercial Paper..........................................                    3,150,000

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO (CONTINUED)

                                                                   SHARES
                                                                    HELD        VALUE
                                                                  ---------  -----------
  MONEY MARKET MUTUAL FUND (1.83%)
  Provident Institutional Funds, T-Fund Portfolio...............   675,000   $   675,000
                                                                             -----------
Total Short-Term Investments....................................               3,825,000
                                                                             -----------
Total Investments (99.95%)......................................              36,859,141
OTHER ASSETS LESS LIABILITIES (0.05%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities..................................................                  17,333
                                                                             -----------
Total Net Assets (100.00%)......................................             $36,876,474
                                                                             ===========

(1)  Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
JANUARY 31, 2001

(UNAUDITED)

                                                                  ANNUALIZED
                                                                   YIELD ON
                                                                   PURCHASE   PRINCIPAL
                                                                     DATE      AMOUNT      VALUE
                                                                  ----------  ---------  ----------
SHORT-TERM INVESTMENTS (100.34%)
--------------------------------------
  COMMERCIAL PAPER (28.56%)
    NONDEPOSITORY INSTITUTIONS
    American General Finance Co., 6.45%, due 2/02/01............      6.446%  $235,000   $  235,000
    General Electric Capital Corp., 6.34%, due 2/05/01..........      6.337    180,000      180,000
    IBM Corporation, 6.37%, due 2/01/01.........................      6.374    235,000      235,000
    John Deere Capital Corp., 5.63%, due 2/12/01................      5.635    240,000      240,000
    Texaco, Inc., 5.57%, due 2/13/01............................      5.565    240,000      240,000
    Wells Fargo Financial, 5.79%, due 2/08/01...................      5.787    240,000      240,000
                                                                                         ----------
  Total Commercial Paper........................................                          1,370,000
  UNITED STATES GOVERNMENT AGENCIES (71.78%)
    Federal Farm Credit Bank, due 2/15/01.......................      5.790    200,000      199,557
    Federal Farm Credit Bank, due 3/12/01.......................      5.458    250,000      248,551
    Federal Farm Credit Bank, due 3/16/01.......................      5.558    225,000      223,536
    Federal Home Loan Bank, due 2/07/01.........................      5.691    230,000      229,785
    Federal Home Loan Bank, due 2/09/01.........................      5.925    255,000      254,669
    Federal Home Loan Bank, due 2/14/01.........................      5.804    250,000      249,484
    Federal Home Loan Bank, due 2/22/01.........................      5.651    155,000      154,498
    Federal Home Loan Bank, due 3/02/01.........................      5.545    385,000      383,311
    Federal Home Loan Bank, due 3/19/01.........................      5.288    310,000      307,948
    Federal Home Loan Mortgage Corp., due 2/06/01...............      5.744    280,000      279,780
    Federal Home Loan Mortgage Corp., due 2/20/01...............      5.769    110,000      109,671
    Federal Home Loan Mortgage Corp., due 2/26/01...............      5.353    310,000      308,868
    Federal Home Loan Mortgage Corp., due 3/01/01...............      5.618    215,000      214,077
    Federal National Mortgage Assoc., due 2/16/01...............      5.722    280,000      279,343
                                                                                         ----------
  Total United States Government Agencies.......................                          3,443,078
                                                                                         ----------
Total Short-Term Investments....................................                          4,813,078
OTHER ASSETS LESS LIABILITIES (-0.34%)
------------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities..................................................                            (16,104)
                                                                                         ----------
Total Net Assets (100.00%)......................................                         $4,796,974
                                                                                         ==========

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
JANUARY 31, 2001
(UNAUDITED)

                                                                    SHARES
                                                                     HELD          VALUE
                                                                  ----------    -----------
COMMON STOCKS (96.39%)
---------------------------
  BUSINESS SERVICES (3.41%)
  AOL Time Warner, Inc..........................................      27,577(1) $ 1,449,421
  Microsoft Corp................................................      11,489(1)     701,547
                                                                                -----------
                                                                                  2,150,968
  CHEMICALS AND ALLIED PRODUCTS (13.67%)
  Bristol-Myers Squibb Co.......................................      24,962      1,544,898
  DuPont (E.I.) de Nemours & Co.................................      18,318        800,680
  Johnson & Johnson.............................................      17,092      1,591,778
  Lilly (Eli) & Co..............................................      10,096        795,565
  Merck & Co., Inc..............................................      22,138      1,819,301
  Pfizer, Inc...................................................      20,888        943,093
  Procter & Gamble Co...........................................      15,521      1,115,029
                                                                                -----------
                                                                                  8,610,344
  COMMUNICATIONS (7.94%)
  AT&T Corp.....................................................      24,525        588,355
  Avaya, Inc....................................................       2,467(1)      43,173
  SBC Communications, Inc.......................................      19,989        966,468
  Verizon Communications........................................      21,290      1,169,885
  Viacom, Inc. -- Class B.......................................      33,323(1)   1,839,430
  Worldcom, Inc.................................................      18,154(1)     391,446
                                                                                -----------
                                                                                  4,998,757
  DEPOSITORY INSTITUTIONS (3.86%)
  Bank of America...............................................      13,502        726,678
  J. P. Morgan Chase & Co.......................................      31,020      1,705,790
                                                                                -----------
                                                                                  2,432,468
  EATING AND DRINKING PLACES (1.73%)
  McDonald's Corp...............................................      37,219      1,092,378
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (7.56%)
  General Electric Co...........................................      49,887      2,294,802
  Intel Corp....................................................      25,232        933,584
  Lucent Technologies, Inc......................................      29,609        550,727
  Motorola, Inc.................................................      16,965        386,972
  Texas Instruments, Inc........................................      13,554        593,665
                                                                                -----------
                                                                                  4,759,750

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                                                    SHARES
                                                                     HELD          VALUE
                                                                  ----------    -----------
  FOOD AND KINDRED PRODUCTS (5.90%)
  Coca-Cola Co. (The)...........................................      21,658    $ 1,256,164
  PepsiCo, Inc..................................................      28,494      1,255,731
  Philip Morris Companies, Inc..................................      27,405      1,205,820
                                                                                -----------
                                                                                  3,717,715
  GENERAL MERCHANDISE STORES (4.16%)
  Wal-Mart Stores, Inc..........................................      46,192      2,623,706
  INDUSTRIAL MACHINERY AND EQUIPMENT (13.38%)
  Caterpillar, Inc..............................................      23,586      1,042,973
  Cisco Systems, Inc............................................      35,144(1)   1,315,703
  Dell Computer Corp............................................      20,300(1)     530,338
  EMC Corp......................................................      14,866(1)   1,129,667
  Hewlett-Packard Co............................................      21,302        782,635
  International Business Machines Corp..........................      19,341      2,166,192
  Oracle Corp...................................................      29,172(1)     849,634
  Sun Microsystems, Inc.........................................      19,922(1)     608,866
                                                                                -----------
                                                                                  8,426,008
  INSTRUMENTS AND RELATED PRODUCTS (1.23%)
  Agilent Technologies, Inc.....................................       4,062(1)     221,582
  Eastman Kodak Co..............................................      12,652        551,880
                                                                                -----------
                                                                                    773,462
  INSURANCE CARRIERS (4.37%)
  American International Group, Inc.............................      32,374      2,752,437
  LUMBER AND WOOD PRODUCTS (1.07%)
  Home Depot, Inc...............................................      13,973        673,499
  MOTION PICTURES (1.71%)
  Disney (Walt) Co..............................................      35,381      1,077,351
  NONDEPOSITORY INSTITUTIONS (2.71%)
  Citigroup, Inc................................................      30,484      1,706,189
  PAPER AND ALLIED PRODUCTS (3.10%)
  International Paper Co........................................      19,138        739,684
  Minnesota Mining & Manufacturing Co...........................      10,936      1,210,068
                                                                                -----------
                                                                                  1,949,752
  PETROLEUM AND COAL PRODUCTS (4.33%)
  Exxon Mobil Corp..............................................      32,446      2,730,331
  PRIMARY METAL INDUSTRIES (2.91%)
  Alcoa, Inc....................................................      49,892      1,833,032

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO (CONTINUED)

                                                                    SHARES
                                                                     HELD          VALUE
                                                                  ----------    -----------
  SECURITY AND COMMODITY BROKERS (2.88%)
  American Express Co...........................................      38,568    $ 1,816,553
  TRANSPORTATION EQUIPMENT (10.40%)
  Boeing Co. (The)..............................................      20,953      1,225,750
  Ford Motor Co.................................................      41,134      1,159,567
  General Motors Corp...........................................      15,539        834,444
  Honeywell International, Inc..................................      29,211      1,380,220
  United Technologies Corp......................................      26,009      1,950,155
                                                                                -----------
                                                                                  6,550,136
  WHOLESALE -- DURABLE GOODS (0.07%)
  Visteon Corp..................................................       3,080         43,582
                                                                                -----------
Total Common Stocks.............................................                 60,718,418
SHORT-TERM INVESTMENTS (3.60%)
-----------------------------------
  MONEY MARKET MUTUAL FUND (0.59%)
  Provident Institutional Funds, T-Fund Portfolio...............     374,712        374,712

                                                                  PRINCIPAL
                                                                    AMOUNT
                                                                  ----------
  UNITED STATES GOVERNMENT AGENCIES (3.01%)
  Federal Home Loan Mortgage Corp., due 2/6/01..................  $1,895,000      1,893,510
                                                                                -----------
Total Short-Term Investments....................................                  2,268,222
                                                                                -----------
Total Investments (99.99%)......................................                 62,986,640
OTHER ASSETS LESS LIABILITIES (0.01%)
-----------------------------------------
  Cash, receivables, prepaid expense and other assets, less
   liabilities..................................................                      8,137
                                                                                -----------
Total Net Assets (100.00%)......................................                $62,994,777
                                                                                ===========

(1)   Non-income producing securities.

SEE ACCOMPANYING NOTES.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2001
(UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES

    EquiTrust Series Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company and operates in the mutual fund industry. The Fund currently consists of six portfolios (known as the Value Growth, High Grade Bond, High Yield Bond, Managed, Money Market and Blue Chip Portfolios).

    Institutional shares ("Class I") are available for purchase exclusively by the following investors: (a) retirement plans of FBL Financial Group, Inc. and its affiliates; (b) investment advisory clients of EquiTrust Investment Management Services, Inc. ("EquiTrust Investment"), including affiliated and unaffiliated benefit plans, such as qualified retirement plans, and affiliated and unaffiliated banks and insurance companies purchasing for their own accounts; (c) employees and directors of FBL Financial Group, Inc., its affiliates, and affiliated state Farm Bureau Federations; (d) directors and trustees of the Fund and affiliated funds; and (e) such other types of accounts as EquiTrust Investment, the Fund's distributor, deems appropriate. Class I shares currently are available for purchase only from EquiTrust Investment. Share certificates are not available for Class I or Class A shares.

    Traditional shares ("Class A") are subject to a declining contingent deferred sales charge ("CDSC") on shares redeemed within six years of purchase. Class I shares are not subject to a CDSC. Class I shares do not bear any distribution fee or administrative service fee. The shares of each Portfolio have equal rights and privileges with all other shares of that Portfolio except that Class A shares have separate and exclusive voting rights with respect to the Fund's Rule 12b-1 Plan. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share, subject to any preferences (such as resulting from Rule 12b-1 distribution fees with respect to the Class A shares). In addition, the Board of Directors of the Fund declares separate dividends on each class of shares.

    The Fund allocates daily all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class. As noted previously, distribution fees and administrative service fees are only charged against Class A shares. Other class-specific expenses charged to each class during the period ended January 31, 2001, which are included in the corresponding captions of the Statements of Operations, were as follows:

                                   TRANSFER AND
                                DIVIDEND DISBURSING
                                    AGENT FEES       REGISTRATION FEES
                                -------------------  ------------------
PORTFOLIO                        CLASS A   CLASS I   CLASS A   CLASS I
---------                       ---------  --------  --------  --------
Value Growth..................  $ 99,426    $1,751    $3,849    $2,531
High Grade Bond...............    16,746       859     2,617     2,481
High Yield Bond...............    20,136       956     2,662     2,480
Managed.......................    66,348     1,451     3,088     2,484
Money Market..................     3,639       625     2,811     1,728
Blue Chip.....................    85,201     2,150     4,472     2,496

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    All portfolios, other than the Money Market Portfolio, value their common and preferred stocks, corporate bonds, United States Treasury obligations and mortgage-backed and asset-backed securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Investments for which market quotations are not readily available, or in situations where liquidation of the holdings at quoted market prices is questionable, are valued at fair value as determined in good faith by the Board of Directors. Short-term investments (including repurchase agreements) are valued at market value, except that obligations maturing in 60 days or less are valued using the amortized cost method of valuation described below with respect to the Money Market Portfolio, which approximates market.

    The Money Market Portfolio values investments at amortized cost, which approximates market. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.

    The Fund records investment transactions generally one day after the trade date. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Dividends are taken into income on an accrual basis as of the ex-dividend date and interest is recognized on an accrual basis. Discounts and premiums on investments purchased are amortized over the life of the respective investments.

    Dividends and distributions to shareholders are recorded on the ex-dividend date.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  FEDERAL INCOME TAXES

    No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders. The cost of investments is the same for both federal income tax and financial reporting purposes.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2.  FEDERAL INCOME TAXES (CONTINUED)
    At January 31, 2001, the Portfolios had approximate net capital loss carryforwards as follows:

                                                              PORTFOLIO
                                           ------------------------------------------------
                                              VALUE     HIGH GRADE  HIGH YIELD
NET CAPITAL LOSS CARRYFORWARDS EXPIRE IN:    GROWTH        BOND        BOND       MANAGED
-----------------------------------------  -----------  ----------  ----------  -----------
2007...............................        $29,243,000                          $5,072,000
2008...............................             33,000               $91,000     1,253,000
2009...............................          4,274,000   $23,000                 2,609,000
                                           -----------   -------     -------    ----------
                                           $33,550,000   $23,000     $91,000    $8,934,000
                                           ===========   =======     =======    ==========

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES

    The Fund has entered into agreements with EquiTrust Investment relating to the management of the portfolios and the investment of their assets. Pursuant to these agreements, fees paid to EquiTrust Investment are determined as follows:
(1) annual investment advisory and management fees, which are based on each portfolio's average daily net assets as follows: Value Growth Portfolio -- 0.50%; High Grade Bond Portfolio -- 0.40%; High Yield Bond Portfolio -- 0.55%; Managed Portfolio -- 0.60%; Money Market Portfolio -- 0.25%; and Blue Chip Portfolio -- 0.25%; (2) distribution fees, which are computed at an annual rate of 0.50% of the average daily net asset value attributable to Class A shares of each portfolio and, in part, are subsequently remitted by EquiTrust Investment to retail dealers including EquiTrust Marketing Services, LLC ("EquiTrust Marketing"), an affiliate who serves as principal dealer; (3) administrative service fees, which are computed at an annual rate of 0.25% of the average daily net asset value attributable to Class A shares of each portfolio; (4) transfer and dividend disbursing agent fees, which are based on direct services provided and expenses incurred by the investment adviser, plus an annual per account charge ranging from $7.00 to $9.00; and (5) accounting fees, which are based on each portfolio's daily net assets at an annual rate of 0.05%, with a maximum per portfolio annual expense of $30,000. EquiTrust Investment voluntarily waived the minimum fee associated with the shareholder service, transfer and dividend disbursing agent fees for both classes of shares, effective December 1, 1997 through December 31, 2001. There can be no assurance that EquiTrust Investment will continue to waive this expense beyond December 31, 2001.

    EquiTrust Investment has also agreed to reimburse the portfolios annually for total expenses (excluding brokerage, interest, taxes, the distribution fee and extraordinary expenses) in excess of 1.50% for both Class A and Class I shares based on each portfolio's average daily net assets. The amount reimbursed, however, shall not exceed the amount of the investment advisory and management fees paid by the portfolio for such period.

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  MANAGEMENT CONTRACT AND TRANSACTIONS WITH AFFILIATES (CONTINUED)
    Certain officers and directors of the Fund are also officers of FBL Financial Group, Inc., EquiTrust Investment, EquiTrust Marketing and other affiliated entities. At January 31, 2001, Farm Bureau Life Insurance Company, a wholly-owned subsidiary of FBL Financial Group, Inc., owned shares of the Fund's portfolios as follows:

PORTFOLIO                                  CLASS A   CLASS I
---------                                 ---------  --------
Value Growth............................         --  154,703
High Grade Bond.........................         --   94,967
High Yield Bond.........................     75,129   95,057
Managed.................................         --   70,373
Money Market............................  1,910,602  500,000
Blue Chip...............................         --   27,196

    EquiTrust Investment also owned 101,415 shares of Value Growth Portfolio (Class A) at January 31, 2001.

4.  EXPENSE OFFSET ARRANGEMENTS

    The Fund and other mutual funds managed by EquiTrust Investment have an agreement with the custodian banks to indirectly pay a portion of the custodians' fees through credits earned by the Funds' cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations.

5.  CAPITAL SHARE TRANSACTIONS

    Net assets as of January 31, 2001 consisted of:

                                                            PORTFOLIO
                           ----------------------------------------------------------------------------
                              VALUE      HIGH GRADE   HIGH YIELD                  MONEY        BLUE
                              GROWTH        BOND         BOND        MANAGED      MARKET       CHIP
                           ------------  -----------  -----------  -----------  ----------  -----------
Capital Stock
 (5,000,000,000 shares of
 $.001 par value Capital
 Stock authorized).......  $      7,306  $     1,324  $     1,237  $     3,100  $    4,797  $     1,410
Additional paid-in
 capital.................   102,602,885   13,596,165   12,687,431   41,267,544   4,792,177   42,509,111
Accumulated undistributed
 net investment income...        70,042                                 48,222                    2,107
Accumulated undistributed
 net realized gain (loss)
 from investment
 transactions............   (32,984,485)     (23,130)     (91,397)  (8,934,608)                     (34)
Net unrealized
 appreciation
 (depreciation) of
 investments.............     2,880,486     (287,046)    (953,701)   4,492,216               20,482,183
                           ------------  -----------  -----------  -----------  ----------  -----------
Net Assets...............  $ 72,576,234  $13,287,313  $11,643,570  $36,876,474  $4,796,974  $62,994,777
                           ============  ===========  ===========  ===========  ==========  ===========

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)
    Transactions in Capital Stock for each portfolio were as follows:

PERIOD ENDED JANUARY 31, 2001:

                                                          PORTFOLIO
                           ------------------------------------------------------------------------
                              VALUE     HIGH GRADE  HIGH YIELD                 MONEY       BLUE
                             GROWTH        BOND        BOND       MANAGED     MARKET       CHIP
                           -----------  ----------  ----------  -----------  ---------  -----------
Shares sold:
  Class A................      213,871     39,422      24,252        80,451    389,974       55,543
  Class I................       54,846     13,832      15,558        25,624    301,670       15,465
Shares issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................       53,587     22,589      20,837        34,253     38,747       25,620
  Class I................        5,520      1,746       2,164         2,977      5,520        3,101
Shares redeemed:
  Class A................     (537,359)   (90,849)    (82,666)     (200,004)  (500,977)     (82,927)
  Class I................      (61,840)    (5,473)     (7,444)      (16,190)   (96,101)     (13,101)
                           -----------  ---------   ---------   -----------  ---------  -----------
Net Increase
 (Decrease)..............     (271,375)   (18,733)    (27,299)      (72,889)   138,833        3,701
                           ===========  =========   =========   ===========  =========  ===========
Value of shares sold:
  Class A................  $ 1,975,869  $ 386,300   $ 225,072   $   892,776  $ 389,974  $ 2,563,162
  Class I................      511,942    136,203     144,013       283,057    301,670      714,184
Value issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................      519,791    221,486     192,469       386,188     38,747    1,132,131
  Class I................       53,661     17,131      19,972        33,658      5,520      137,367
Value redeemed:
  Class A................   (4,916,762)  (892,196)   (766,039)   (2,177,576)  (500,977)  (3,846,639)
  Class I................     (579,387)   (54,003)    (68,809)     (180,700)   (96,101)    (596,014)
                           -----------  ---------   ---------   -----------  ---------  -----------
Net Increase
 (Decrease)..............  $(2,434,886) $(185,079)  $(253,322)  $  (762,597) $ 138,833  $   104,191
                           ===========  =========   =========   ===========  =========  ===========

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.  CAPITAL SHARE TRANSACTIONS (CONTINUED)
YEAR ENDED JULY 31, 2000:

                                                              PORTFOLIO
                           --------------------------------------------------------------------------------
                              VALUE       HIGH GRADE    HIGH YIELD                    MONEY        BLUE
                              GROWTH         BOND          BOND        MANAGED       MARKET        CHIP
                           ------------  -------------  -----------  ------------  -----------  -----------
Shares sold:
  Class A................       507,475       109,750       152,911       150,831    2,453,451      285,255
  Class I................       100,064        21,187        24,572        44,320      122,817       35,896
Shares issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................        46,595        59,085        61,900       139,704       79,804       15,569
  Class I................         4,298         3,828         5,266        10,243        9,298        1,823
Shares redeemed:
  Class A................    (2,128,361)     (282,185)     (303,726)   (1,020,997)  (2,072,094)    (191,831)
  Class I................      (173,885)      (21,699)      (31,149)      (91,477)    (137,360)     (32,814)
                           ------------  ------------   -----------  ------------  -----------  -----------
Net Increase
 (Decrease)..............    (1,643,814)     (110,034)      (90,226)     (767,376)     455,916      113,898
                           ============  ============   ===========  ============  ===========  ===========
Value of shares sold:
  Class A................  $  4,313,835  $  1,074,317   $ 1,445,398  $  1,508,419  $ 2,453,451  $13,569,410
  Class I................       864,903       208,262       232,056       447,970      122,817    1,732,803
Value issued in
 reinvestment of
 dividends and/or capital
 gains distribution:
  Class A................       392,597       579,078       582,456     1,385,155       79,804      769,683
  Class I................        36,316        37,535        49,547       101,740        9,298       90,400
Value redeemed:
  Class A................   (17,957,242)   (2,763,593)   (2,862,778)  (10,131,454)  (2,072,094)  (9,150,049)
  Class I................    (1,450,044)     (211,720)     (292,750)     (903,049)    (137,360)  (1,561,022)
                           ------------  ------------   -----------  ------------  -----------  -----------
Net Increase
 (Decrease)..............  $(13,799,635) $ (1,076,121)  $  (846,071) $ (7,591,219) $   455,916  $ 5,451,225
                           ============  ============   ===========  ============  ===========  ===========

6.  INVESTMENT TRANSACTIONS

    For the period ended January 31, 2001, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. Government securities) by portfolio, were as follows:

PORTFOLIO                                 PURCHASES      SALES
---------                                 ----------  -----------
Value Growth............................  $9,368,906  $19,957,490
High Grade Bond.........................           0       64,002
High Yield Bond.........................     825,000    1,492,648
Managed.................................   7,030,327    9,008,529
Blue Chip...............................           0           96

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.  INVESTMENT TRANSACTIONS (CONTINUED)
    At January 31, 2001, net unrealized appreciation (depreciation) of investments by portfolio was composed of the following:

                                                                 NET UNREALIZED
                                          GROSS UNREALIZED        APPRECIATION
                                     --------------------------  (DEPRECIATION)
PORTFOLIO                            APPRECIATION  DEPRECIATION  OF INVESTMENTS
---------                            ------------  ------------  --------------
Value Growth.......................  $ 8,523,121    $5,642,635    $ 2,880,486
High Grade Bond....................      262,680       549,726       (287,046)
High Yield Bond....................      109,297     1,062,998       (953,701)
Managed............................    5,555,246     1,063,030      4,492,216
Blue Chip..........................   22,961,589     2,479,406     20,482,183

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

    Dividends from net investment income for the following portfolios are declared daily and were payable on the last business day of the month as follows:

ORDINARY INCOME:

                               HIGH GRADE          HIGH YIELD            MONEY
                                  BOND                BOND               MARKET
                           ------------------  ------------------  ------------------
PAYABLE DATE               CLASS A   CLASS I   CLASS A   CLASS I   CLASS A   CLASS I
------------               --------  --------  --------  --------  --------  --------
August 31, 2000..........  $0.0445   $0.0512   $0.0465   $0.0536   $0.0041   $0.0046
September 29, 2000.......   0.0489    0.0534    0.0525    0.0590    0.0039    0.0043
October 31, 2000.........   0.0523    0.0594    0.0469    0.0539    0.0041    0.0046
November 30, 2000........   0.0445    0.0512    0.0404    0.0473    0.0039    0.0045
December 29, 2000........   0.0525    0.0589    0.0536    0.0602    0.0038    0.0043
January 31, 2001.........   0.0470    0.0547    0.0487    0.0564    0.0038    0.0043
                           -------   -------   -------   -------   -------   -------
Total Dividends per
 Share...................  $0.2897   $0.3288   $0.2886   $0.3304   $0.0236   $0.0266
                           =======   =======   =======   =======   =======   =======

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS (CONTINUED)
    In addition, dividends and distributions to shareholders from net investment income and net realized gain on investment transactions were paid during the period ended January 31, 2001, for the following portfolios:

ORDINARY INCOME DIVIDENDS:

                                                               DIVIDEND AMOUNT
                                                                  PER SHARE
                           DECLARATION   RECORD     PAYABLE   ------------------
PORTFOLIO                     DATE        DATE       DATE     CLASS A   CLASS I
---------                  -----------  ---------  ---------  --------  --------
Value Growth.............    12/27/00   12/27/00   12/28/00   $0.0783   $0.1550
Managed..................    10/30/00   10/30/00   10/31/00    0.0868    0.1100
Managed..................    12/27/00   12/27/00   12/28/00    0.0585    0.0760
Blue Chip................    12/27/00   12/27/00   12/28/00    0.0094    0.4300

CAPITAL GAINS DISTRIBUTIONS:

                                                                      DIVIDEND
                                                                       AMOUNT
                                DECLARATION   RECORD     PAYABLE     PER SHARE
PORTFOLIO                          DATE        DATE       DATE     (BOTH CLASSES)
---------                       -----------  ---------  ---------  --------------
Blue Chip.....................    12/27/00   12/27/00   12/28/00      $0.8982

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS
PERIOD ENDED JANUARY 31, 2001 (UNAUDITED) AND
YEARS ENDED JULY 31, 2000, 1999, 1998, 1997 AND 1996

                                                       INCOME FROM INVESTMENT OPERATIONS
                                                     -------------------------------------
                                                                 NET REALIZED
                                                                      AND
                                          NET ASSET               UNREALIZED      TOTAL
                                          VALUE AT      NET          GAIN          FROM
                                          BEGINNING  INVESTMENT    (LOSS) ON    INVESTMENT
                                          OF PERIOD    INCOME     INVESTMENTS   OPERATIONS
                                          ---------  ----------  -------------  ----------
Value Growth Portfolio
  Class A:
    2001................................   $  8.53    $  0.05      $    1.43     $   1.48
    2000................................      9.57       0.06          (1.05)       (0.99)
    1999................................     11.07       0.09          (0.97)       (0.88)
    1998................................     15.63       0.13          (2.26)       (2.13)
    1997................................     14.68       0.18           2.89         3.07
    1996................................     13.04       0.27           2.10         2.37
  Class I:
    2001................................   $  8.58    $  0.09      $    1.45     $   1.54
    2000................................      9.60       0.12          (1.05)       (0.93)
    1999................................     11.08       0.19          (1.01)       (0.82)
    1998................................     16.16       0.19          (2.83)       (2.64)
High Grade Bond Portfolio
  Class A:
    2001................................   $  9.69    $  0.29      $    0.34     $   0.63
    2000................................     10.07       0.57          (0.35)        0.22
    1999................................     10.57       0.56          (0.44)        0.12
    1998................................     10.50       0.60           0.07         0.67
    1997................................     10.16       0.60           0.34         0.94
    1996................................     10.26       0.64          (0.10)        0.54
  Class I:
    2001................................   $  9.69    $  0.33      $    0.35     $   0.68
    2000................................     10.07       0.63          (0.35)        0.28
    1999................................     10.57       0.60          (0.44)        0.16
    1998................................     10.53       0.42           0.04         0.46
High Yield Bond Portfolio
  Class A:
    2001................................   $  9.35    $  0.29      $    0.07     $   0.36
    2000................................      9.87       0.66          (0.52)        0.14
    1999................................     10.48       0.60          (0.51)        0.09
    1998................................     10.48       0.65           0.07         0.72
    1997................................      9.99       0.70           0.61         1.31
    1996................................     10.03       0.75          (0.01)        0.74
  Class I:
    2001................................   $  9.34    $  0.33      $    0.07     $   0.40
    2000................................      9.87       0.73          (0.53)        0.20
    1999................................     10.47       0.65          (0.50)        0.15
    1998................................     10.52       0.45           0.02         0.47

                                                                LESS DISTRIBUTIONS
                                          ---------------------------------------------------------------

                                          DIVIDENDS
                                           FROM NET   DISTRIBUTIONS      DISTRIBUTIONS
                                          INVESTMENT       FROM           IN EXCESS OF          TOTAL
                                            INCOME    CAPITAL GAINS    NET REALIZED GAINS   DISTRIBUTIONS
                                          ----------  --------------  --------------------  -------------
Value Growth Portfolio
  Class A:
    2001................................   $  (0.08)    $      --         $         --        $   (0.08)
    2000................................      (0.05)           --                   --            (0.05)
    1999................................      (0.11)           --                (0.51)           (0.62)
    1998................................      (0.17)        (2.26)                  --            (2.43)
    1997................................      (0.18)        (1.94)                  --            (2.12)
    1996................................      (0.46)        (0.27)                  --            (0.73)
  Class I:
    2001................................   $  (0.16)    $      --         $         --        $   (0.16)
    2000................................      (0.09)           --                   --            (0.09)
    1999................................      (0.15)           --                (0.51)           (0.66)
    1998................................      (0.18)        (2.26)                  --            (2.44)
High Grade Bond Portfolio
  Class A:
    2001................................   $  (0.29)    $      --         $         --        $   (0.29)
    2000................................      (0.57)        (0.01)               (0.02)           (0.60)
    1999................................      (0.56)        (0.06)                  --            (0.62)
    1998................................      (0.60)           --                   --            (0.60)
    1997................................      (0.60)           --                   --            (0.60)
    1996................................      (0.64)           --                   --            (0.64)
  Class I:
    2001................................   $  (0.33)    $      --         $         --        $   (0.33)
    2000................................      (0.63)        (0.01)               (0.02)           (0.66)
    1999................................      (0.60)        (0.06)                  --            (0.66)
    1998................................      (0.42)           --                   --            (0.42)
High Yield Bond Portfolio
  Class A:
    2001................................   $  (0.29)    $      --         $         --        $   (0.29)
    2000................................      (0.66)           --                   --            (0.66)
    1999................................      (0.60)        (0.02)               (0.08)           (0.70)
    1998................................      (0.65)        (0.07)                  --            (0.72)
    1997................................      (0.70)        (0.12)                  --            (0.82)
    1996................................      (0.75)        (0.03)                  --            (0.78)
  Class I:
    2001................................   $  (0.33)    $      --         $         --        $   (0.33)
    2000................................      (0.73)           --                   --            (0.73)
    1999................................      (0.65)        (0.02)               (0.08)           (0.75)
    1998................................      (0.45)        (0.07)                  --            (0.52)


                                                                           TOTAL
                                                                        INVESTMENT
                                                           NET ASSET   RETURN BASED
                                              CAPITAL       VALUE AT        ON
                                           CONTRIBUTION       END        NET ASSET
                                          FROM AFFILIATE   OF PERIOD     VALUE (1)
                                          ---------------  ----------  -------------
Value Growth Portfolio
  Class A:
    2001................................     $     --       $  9.93          17.35%
    2000................................           --          8.53         (10.35)%
    1999................................           --          9.57          (7.46)%
    1998................................           --         11.07         (16.37)%
    1997................................           --         15.63          21.83%
    1996................................           --         14.68          18.41%
  Class I:
    2001................................     $     --       $  9.96          17.94%
    2000................................           --          8.58          (9.70)%
    1999................................           --          9.60          (6.83)%
    1998................................           --         11.08         (18.97)%(3)
High Grade Bond Portfolio
  Class A:
    2001................................     $     --       $ 10.03           6.59%
    2000................................           --          9.69           2.27%
    1999................................           --         10.07           1.07%
    1998................................           --         10.57           6.53%
    1997................................           --         10.50           9.56%
    1996................................           --         10.16           5.37%
  Class I:
    2001................................     $     --       $ 10.04           7.12%
    2000................................           --          9.69           2.85%
    1999................................           --         10.07           1.47%
    1998................................           --         10.57           4.40%(3)
High Yield Bond Portfolio
  Class A:
    2001................................     $     --       $  9.42           3.93%
    2000................................           --          9.35           1.64%
    1999................................           --          9.87           0.87%
    1998................................           --         10.48           7.10%
    1997................................           --         10.48          13.29%
    1996................................           --          9.99           7.67%
  Class I:
    2001................................     $     --       $  9.41           4.40%
    2000................................           --          9.34           2.20%
    1999................................           --          9.87           1.43%
    1998................................           --         10.47           4.62%(3)

                                                                       RATIOS/SUPPLEMENTAL DATA
                                          -----------------------------------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                RATIO OF          RATIO OF NET       INVESTMENT
                                           NET ASSETS AT    TOTAL EXPENSES TO     EXPENSES TO        INCOME TO      PORTFOLIO
                                           END OF PERIOD         AVERAGE            AVERAGE           AVERAGE       TURNOVER
                                          (IN THOUSANDS)     NET ASSETS (4)      NET ASSETS (4)    NET ASSETS (4)   RATE (4)
                                          ---------------  -------------------  ----------------  ----------------  ---------
Value Growth Portfolio
  Class A:
    2001................................    $    67,681              1.76%               1.75%             0.94%         15%
    2000................................         60,429              1.79%               1.78%             0.64%        103%
    1999................................         82,902              1.74%               1.74%             0.92%        220%
    1998................................         92,848              1.60%               1.60%             0.87%        217%
    1997................................        112,985              1.65%               1.65%             1.18%         77%
    1996................................         86,534              1.62%               1.62%             1.87%         92%
  Class I:
    2001................................    $     4,895              0.82%               0.81%             1.88%         15%
    2000................................          4,230              1.01%               1.00%             1.42%        103%
    1999................................          5,399              1.19%               1.18%             1.48%        220%
    1998................................          4,885              0.73%(3)            0.73%(3)          0.64%(3)     217%(3)
High Grade Bond Portfolio
  Class A:
    2001................................    $    11,637              1.74%               1.71%             5.83%          0%
    2000................................         11,513              1.75%               1.73%             5.80%         12%
    1999................................         13,110              1.67%               1.66%             5.33%         29%
    1998................................         11,510              1.71%               1.71%             5.67%         38%
    1997................................         10,250              1.82%               1.82%             5.85%         30%
    1996................................          9,122              1.85%               1.85%             6.19%         34%
  Class I:
    2001................................    $     1,651              0.91%               0.88%             6.66%          0%
    2000................................          1,495              1.19%               1.17%             6.36%         12%
    1999................................          1,521              1.26%               1.25%             5.74%         29%
    1998................................          1,376              0.95%(3)            0.95%(3)          3.89%(3)      38%(3)
High Yield Bond Portfolio
  Class A:
    2001................................    $    10,000              2.02%(5)            1.97%             6.18%          8%
    2000................................         10,276              2.02%(5)            1.98%             7.05%          3%
    1999................................         11,734              1.95%               1.94%             5.93%         44%
    1998................................         10,982              1.97%               1.97%             6.17%         30%
    1997................................          9,156              2.10%(5)            2.00%             6.82%         45%
    1996................................          7,349              2.22%(5)            2.00%             7.44%         30%
  Class I:
    2001................................    $     1,644              1.09%               1.06%             7.09%          8%
    2000................................          1,535              1.34%               1.33%             7.71%          3%
    1999................................          1,635              1.50%               1.49%             6.38%         44%
    1998................................          1,454              1.05%(3)            1.05%(3)          4.26%(3)      30%(3)

EQUITRUST SERIES FUND, INC.
FINANCIAL HIGHLIGHTS (CONTINUED)
PERIOD ENDED JANUARY 31, 2001 (UNAUDITED) AND
YEARS ENDED JULY 31, 2000, 1999, 1998, 1997 AND 1996

                                                       INCOME FROM INVESTMENT OPERATIONS
                                                     -------------------------------------
                                                                 NET REALIZED
                                                                      AND
                                          NET ASSET               UNREALIZED      TOTAL
                                          VALUE AT      NET          GAIN          FROM
                                          BEGINNING  INVESTMENT    (LOSS) ON    INVESTMENT
                                          OF PERIOD    INCOME     INVESTMENTS   OPERATIONS
                                          ---------  ----------  -------------  ----------
Managed Portfolio
  Class A:
    2001................................   $ 10.06    $  0.16      $    1.83     $   1.99
    2000................................     10.39       0.46          (0.33)        0.13
    1999................................     12.15       0.47          (1.25)       (0.78)
    1998................................     14.05       0.44          (1.00)       (0.56)
    1997................................     13.33       0.48           1.91         2.39
    1996................................     11.85       0.46           1.54         2.00
  Class I:
    2001................................   $ 10.08    $  0.21      $    1.83     $   2.04
    2000................................     10.41       0.53          (0.33)        0.20
    1999................................     12.13       0.49          (1.21)       (0.72)
    1998................................     14.21       0.34          (1.16)       (0.82)
Money Market Portfolio
  Class A:
    2001................................   $  1.00    $  0.02      $      --     $   0.02
    2000................................      1.00       0.04             --         0.04
    1999................................      1.00       0.03             --         0.03
    1998................................      1.00       0.04             --         0.04
    1997................................      1.00       0.03             --         0.03
    1996................................      1.00       0.04             --         0.04
  Class I:
    2001................................   $  1.00    $  0.03      $      --     $   0.03
    2000................................      1.00       0.04             --         0.04
    1999................................      1.00       0.03             --         0.03
    1998................................      1.00       0.02             --         0.02
Blue Chip Portfolio
  Class A:
    2001................................   $ 47.32    $  0.02      $   (1.78)    $  (1.76)
    2000................................     46.89       0.06           1.00         1.06
    1999................................     41.27       0.13           5.82         5.95
    1998................................     37.20       0.18           4.08         4.26
    1997................................     26.26       0.16          11.22        11.38
    1996................................     22.85       0.17           3.43         3.60
  Class I:
    2001................................   $ 47.70    $  0.22      $   (1.78)    $  (1.56)
    2000................................     47.13       0.43           1.04         1.47
    1999................................     41.37       0.38           5.84         6.22
    1998................................     36.77       0.29           4.51         4.80

                                                                LESS DISTRIBUTIONS
                                          ---------------------------------------------------------------

                                          DIVIDENDS
                                           FROM NET   DISTRIBUTIONS      DISTRIBUTIONS
                                          INVESTMENT       FROM           IN EXCESS OF          TOTAL
                                            INCOME    CAPITAL GAINS    NET REALIZED GAINS   DISTRIBUTIONS
                                          ----------  --------------  --------------------  -------------
Managed Portfolio
  Class A:
    2001................................   $  (0.15)    $      --         $         --        $   (0.15)
    2000................................      (0.46)           --                   --            (0.46)
    1999................................      (0.47)           --                (0.51)           (0.98)
    1998................................      (0.44)        (0.90)                  --            (1.34)
    1997................................      (0.46)        (1.21)                  --            (1.67)
    1996................................      (0.45)        (0.10)                  --            (0.55)
  Class I:
    2001................................   $  (0.19)    $      --         $         --        $   (0.19)
    2000................................      (0.53)           --                   --            (0.53)
    1999................................      (0.49)           --                (0.51)           (1.00)
    1998................................      (0.36)        (0.90)                  --            (1.26)
Money Market Portfolio
  Class A:
    2001................................   $  (0.02)    $      --         $         --        $   (0.02)
    2000................................      (0.04)           --                   --            (0.04)
    1999................................      (0.03)           --                   --            (0.03)
    1998................................      (0.04)           --                   --            (0.04)
    1997................................      (0.03)           --                   --            (0.03)
    1996................................      (0.04)           --                   --            (0.04)
  Class I:
    2001................................   $  (0.03)    $      --         $         --        $   (0.03)
    2000................................      (0.04)           --                   --            (0.04)
    1999................................      (0.03)           --                   --            (0.03)
    1998................................      (0.02)           --                   --            (0.02)
Blue Chip Portfolio
  Class A:
    2001................................   $  (0.01)    $   (0.90)        $         --        $   (0.91)
    2000................................      (0.11)        (0.52)                  --            (0.63)
    1999................................      (0.16)        (0.05)               (0.12)           (0.33)
    1998................................      (0.16)        (0.03)                  --            (0.19)
    1997................................      (0.14)        (0.30)                  --            (0.44)
    1996................................      (0.19)           --                   --            (0.19)
  Class I:
    2001................................   $  (0.43)    $   (0.90)        $         --        $   (1.33)
    2000................................      (0.38)        (0.52)                  --            (0.90)
    1999................................      (0.29)        (0.05)               (0.12)           (0.46)
    1998................................      (0.17)        (0.03)                  --            (0.20)


                                                                           TOTAL
                                                                        INVESTMENT
                                                           NET ASSET   RETURN BASED
                                              CAPITAL       VALUE AT        ON
                                           CONTRIBUTION       END        NET ASSET
                                          FROM AFFILIATE   OF PERIOD     VALUE (1)
                                          ---------------  ----------  -------------
Managed Portfolio
  Class A:
    2001................................     $     --       $ 11.90          19.82%
    2000................................           --         10.06           1.42%
    1999................................           --         10.39          (6.26)%
    1998................................           --         12.15          (4.54)%
    1997................................           --         14.05          17.88%
    1996................................         0.03(2)      13.33          17.30%(2)
  Class I:
    2001................................     $     --       $ 11.93          20.31%
    2000................................           --         10.08           2.10%
    1999................................           --         10.41          (5.75)%
    1998................................           --         12.13          (6.31)%(3)
Money Market Portfolio
  Class A:
    2001................................     $     --       $  1.00           2.37%
    2000................................           --          1.00           4.12%
    1999................................           --          1.00           3.19%
    1998................................           --          1.00           3.65%
    1997................................           --          1.00           3.51%
    1996................................           --          1.00           3.64%
  Class I:
    2001................................     $     --       $  1.00           2.70%
    2000................................           --          1.00           4.36%
    1999................................           --          1.00           3.16%
    1998................................           --          1.00           2.47%(3)
Blue Chip Portfolio
  Class A:
    2001................................     $     --       $ 44.65          (3.72)%
    2000................................           --         47.32           2.21%
    1999................................           --         46.89          14.51%
    1998................................           --         41.27          11.49%
    1997................................           --         37.20          43.77%
    1996................................           --         26.26          15.83%
  Class I:
    2001................................     $     --       $ 44.81          (3.29)%
    2000................................           --         47.70           3.05%
    1999................................           --         47.13          15.18%
    1998................................           --         41.37          13.14%(3)

                                                                       RATIOS/SUPPLEMENTAL DATA
                                          -----------------------------------------------------------------------------------
                                                                                                    RATIO OF NET
                                                                RATIO OF          RATIO OF NET       INVESTMENT
                                           NET ASSETS AT    TOTAL EXPENSES TO     EXPENSES TO        INCOME TO      PORTFOLIO
                                           END OF PERIOD         AVERAGE            AVERAGE           AVERAGE       TURNOVER
                                          (IN THOUSANDS)     NET ASSETS (4)      NET ASSETS (4)    NET ASSETS (4)   RATE (4)
                                          ---------------  -------------------  ----------------  ----------------  ---------
Managed Portfolio
  Class A:
    2001................................    $    33,808              1.99%               1.98%             2.87%         23%
    2000................................         29,443              1.97%               1.96%             4.47%         70%
    1999................................         38,012              1.95%               1.95%             4.30%         67%
    1998................................         43,602              1.83%               1.83%             3.33%         66%
    1997................................         40,994              1.95%               1.95%             3.48%         74%
    1996................................         27,470              1.91%               1.91%             3.47%         81%
  Class I:
    2001................................    $     3,068              0.99%               0.98%             3.85%         23%
    2000................................          2,465              1.30%               1.29%             5.14%         70%
    1999................................          2,931              1.47%               1.47%             4.78%         67%
    1998................................          2,762              1.03%(3)            1.03%(3)          2.30%(3)      66%(3)
Money Market Portfolio
  Class A:
    2001................................    $     3,856              1.72%               1.70%             4.74%          0%
    2000................................          3,928              1.73%               1.71%             4.03%          0%
    1999................................          3,467              1.91%               1.89%             3.13%          0%
    1998................................          2,574              1.95%               1.95%             3.57%          0%
    1997................................          2,466              2.28%(5)            2.00%             3.46%          0%
    1996................................          2,552              2.43%(5)            2.00%             3.58%          0%
  Class I:
    2001................................    $       941              1.09%               1.06%             5.37%          0%
    2000................................            730              1.73%(5)            1.47%             4.48%          0%
    1999................................            735              2.22%(5)            1.97%             3.07%          0%
    1998................................            627              1.29%(3)            1.29%(3)          2.37%(3)       0%(3)
Blue Chip Portfolio
  Class A:
    2001................................    $    57,205              1.47%               1.46%             0.09%          0%
    2000................................         60,701              1.50%               1.49%             0.12%         18%
    1999................................         55,045              1.52%               1.52%             0.30%          7%
    1998................................         43,418              1.55%               1.55%             0.49%          3%
    1997................................         29,863              1.74%               1.74%             0.49%          0%
    1996................................         14,641              1.79%               1.79%             0.66%          3%
  Class I:
    2001................................    $     5,790              0.53%               0.52%             1.03%          0%
    2000................................          5,902              0.69%               0.69%             0.93%         18%
    1999................................          5,601              0.94%               0.94%             0.88%          7%
    1998................................          3,613              0.76%(3)            0.76%(3)          0.51%(3)       3%(3)

EQUITRUST SERIES FUND, INC.
NOTES TO FINANCIAL HIGHLIGHTS

    (1) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period and is not annualized for periods less than one year. Contingent deferred sales charge is not reflected in the calculation of total investment return.

    (2) During the period ended July 31, 1996, EquiTrust Investment voluntarily reimbursed the Managed Portfolio for losses relating to the sale of a restricted security in the amount of $44,982. The transaction was recorded as a realized capital loss and an offsetting capital contribution from an affiliate. The total investment return includes the effect of the capital contribution of $0.02 per share. The return without the capital contribution would have been 17.13%.

    (3) Period from December 1, 1997 (date Class I operations commenced) through July 31, 1998. Ratios presented have not been annualized.

    (4) Computed on an annualized basis, unless otherwise indicated.

    (5) Without the Manager's voluntary reimbursement of a portion of certain of its expenses (see Note 3 to the financial statements) for the periods indicated, the following funds would have had per share net investment income as shown:

                                                       PER SHARE
                                                     NET INVESTMENT    AMOUNT
                                               YEAR      INCOME      REIMBURSED
                                               ----  --------------  ----------
          HIGH YIELD BOND PORTFOLIO
            Class A                            2001      $0.29        $ 1,051
                                               2000       0.66          2,521
                                               1997       0.69          8,681
                                               1996       0.73         15,361

          MONEY MARKET PORTFOLIO
            Class A                            1997      $0.03        $ 7,255
                                               1996       0.03         10,718

            Class I                            2000      $0.04        $ 1,701
                                               1999       0.03          1,724